Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 2,227,409	¥ 2,125,949
Subsidiaries [Member] | Loans with the client [Member] | US
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 53,276	¥ 197,859